Fair Value Measurement - Recurring basis (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Financial Liabilities Fair Value Disclosure	¥ 646,454,172
Recurring | Short-term investment
Assets
Assets	372,375,701
Level 2 | Recurring | Short-term investment
Assets
Assets	372,375,701
Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	646,454,172
Liability-settled share-based payment to non-employee | Recurring
Liabilities
Liabilities	4,039,468
Liability-settled share-based payment to non-employee | Level 3 | Recurring
Liabilities
Liabilities	4,039,468
Convertible notes | Recurring
Liabilities
Liabilities	354,080,264	¥ 318,466,215
Convertible notes | Level 3 | Recurring
Liabilities
Liabilities	354,080,264	¥ 318,466,215
ESA derivative liabilities | Recurring
Liabilities
Liabilities	269,251,436
ESA derivative liabilities | Level 3 | Recurring
Liabilities
Liabilities	269,251,436
Warrant liabilities | Recurring
Liabilities
Liabilities	19,083,004
Warrant liabilities | Level 3 | Recurring
Liabilities
Liabilities	¥ 19,083,004